AB Growth Fund

Portfolio of Investments

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 35.4%
Communications Equipment – 1.6%
Arista Networks, Inc.(a)	113,180	$18,126,909

Electronic Equipment, Instruments & Components – 1.4%
Cognex Corp.	121,590	5,798,627
Novanta, Inc.(a)	31,500	4,814,460
Zebra Technologies Corp. - Class A(a)	19,570	5,636,747

		16,249,834

IT Services – 1.4%
EPAM Systems, Inc.(a)	55,180	15,585,039

Semiconductors & Semiconductor Equipment – 7.6%
ASML Holding NV (REG)	13,610	8,667,665
Entegris, Inc.	92,770	6,950,328
NVIDIA Corp.	154,310	42,819,482
QUALCOMM, Inc.	243,750	28,470,000

		86,907,475

Software – 23.4%
Adobe, Inc.(a)	47,940	18,100,226
Autodesk, Inc.(a)	49,520	9,646,001
Cadence Design Systems, Inc.(a)	45,070	9,439,911
Crowdstrike Holdings, Inc. - Class A(a)	46,130	5,537,907
Fair Isaac Corp.(a)	27,680	20,149,656
Fortinet, Inc.(a)	462,000	29,129,100
HubSpot, Inc.(a)	24,380	10,262,761
Manhattan Associates, Inc.(a)	129,060	21,382,661
Microsoft Corp.	201,730	61,983,560
Paycom Software, Inc.(a)	24,630	7,151,813
PTC, Inc.(a)	124,980	15,721,234
Roper Technologies, Inc.	53,730	24,435,329
ServiceNow, Inc.(a)	20,590	9,459,458
Synopsys, Inc.(a)	28,530	10,593,760
Tyler Technologies, Inc.(a)	35,170	13,330,485

		266,323,862

		403,193,119

Health Care – 25.5%
Biotechnology – 4.3%
Genmab A/S (Sponsored ADR)(a)	262,300	10,756,923
Vertex Pharmaceuticals, Inc.(a)	112,310	38,267,386

		49,024,309

Health Care Equipment & Supplies – 9.0%
Align Technology, Inc.(a)	21,202	6,897,011
Edwards Lifesciences Corp.(a)	300,620	26,448,547
IDEXX Laboratories, Inc.(a)	42,644	20,987,671
Insulet Corp.(a)	48,570	15,447,203

Company	Shares	U.S. $ Value

Intuitive Surgical, Inc.(a)	107,269	$32,311,568

		102,092,000

Health Care Providers & Services – 5.0%
Abiomed, Inc.(a) (b) (c)	51,340	0
UnitedHealth Group, Inc.	115,670	56,920,051

		56,920,051

Health Care Technology – 1.8%
Veeva Systems, Inc. - Class A(a)	116,150	20,800,142

Life Sciences Tools & Services – 1.1%
Illumina, Inc.(a)	24,700	5,077,332
Waters Corp.(a)	23,950	7,193,622

		12,270,954

Pharmaceuticals – 4.3%
Eli Lilly & Co.	30,140	11,931,220
Zoetis, Inc.	214,210	37,653,834

		49,585,054

		290,692,510

Consumer Discretionary – 10.8%
Automobiles – 0.5%
Ferrari NV(d)	21,210	5,909,954

Broadline Retail – 4.7%
Amazon.com, Inc.(a)	411,370	43,378,967
Etsy, Inc.(a)	102,130	10,318,194

		53,697,161

Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.(a)	8,980	18,567,228

Specialty Retail – 2.5%
Home Depot, Inc. (The)	51,080	15,351,583
Tractor Supply Co.	54,800	13,064,320

		28,415,903

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. - Class B	130,490	16,535,693

		123,125,939

Consumer Staples – 7.5%
Beverages – 3.5%
Monster Beverage Corp.(a)	714,846	40,031,376

Consumer Staples Distribution & Retail – 4.0%
Costco Wholesale Corp.	57,400	28,884,828
Dollar General Corp.	72,160	15,980,554

		44,865,382

		84,896,758

Company	Shares	U.S. $ Value

Financials – 7.0%
Capital Markets – 1.4%
MSCI, Inc.	33,810	$16,311,634

Financial Services – 5.6%
PayPal Holdings, Inc.(a)	79,120	6,013,120
Visa, Inc. - Class A	248,808	57,905,086

		63,918,206

		80,229,840

Communication Services – 5.4%
Interactive Media & Services – 5.4%
Alphabet, Inc. - Class C(a)	568,660	61,540,385

Industrials – 4.6%
Building Products – 0.7%
Trex Co., Inc.(a)	143,010	7,816,927

Commercial Services & Supplies – 2.0%
Copart, Inc.(a)	290,070	22,930,034

Electrical Equipment – 0.6%
AMETEK, Inc.	53,400	7,365,462

Ground Transportation – 0.6%
Saia, Inc.(a)	21,930	6,530,096

Machinery – 0.7%
IDEX Corp.	36,320	7,493,542

		52,136,061

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	37,660	8,945,756

Total Common Stocks (cost $665,907,116)		1,104,760,368

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(e) (f) (g) (cost $36,045,018)	36,045,018	36,045,018

Total Investments – 100.1% (cost $701,952,134)(h)		1,140,805,386
Other assets less liabilities – (0.1)%		(1,497,676)

Net Assets – 100.0%		$1,139,307,710

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of April 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $448,194,886 and gross unrealized depreciation of investments was $(9,341,634), resulting in net unrealized appreciation of $438,853,252.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Growth Fund

April 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$403,193,119	$—	$—		$403,193,119
Health Care	290,692,510	—	0	(a)	290,692,510
Consumer Discretionary	123,125,939	—	—		123,125,939
Consumer Staples	84,896,758	—	—		84,896,758
Financials	80,229,840	—	—		80,229,840
Communication Services	61,540,385	—	—		61,540,385
Industrials	52,136,061	—	—		52,136,061
Materials	8,945,756	—	—		8,945,756
Short-Term Investments	36,045,018	—	—		36,045,018

Total Investments in Securities	1,140,805,386	—	—		1,140,805,386
Other Financial Instruments(b)	—	—	0	(a)	—

Total	$1,140,805,386	$—	$0	(a)	$1,140,805,386

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2023 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$80,221	$172,186	$216,362	$36,045	$836